Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 18: TRANSACTIONS WITH RELATED PARTIES
At December 31, 2013 and 2012, the amounts due to affiliate companies were as follows:

	December 31, 2013	December 31, 2012
Navios Holdings	$ 544	$ 1,853
Amounts due to affiliate companies do not accrue interest and do not have a specific due date for their settlement.
Due to related parties, net: During the second half of 2012, Navios Logistics acquired 100% of the outstanding stock of Merco Parana S.A, an Argentinean company owned by Claudio Pablo Lopez, Horacio Enrique Lopez and Carlos Augusto Lopez, which is the owner of three liquid barges that were previously chartered-in by Navios Logistics. The total consideration for the acquisition was $2,493 to be paid in installments. The final installment was paid on March 29, 2013.
During the second half of 2012, Navios Logistics acquired one push boat and three liquid barges, which were previously chartered-in by Navios Logistics, from Holdux Maritima Leasing Corp., a Panamanian company owned by members of the family of Mr. Horacio Alfredo Lopez, the father of Mr. Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman, Mr. Carlos Augusto Lopez, Navios Logistics' Chief Commercial Officer—Shipping Division and Mr. Horacio Enrique Lopez Navios Logistics' Chief Operating Officer—Shipping Division. The total consideration for the acquisition was $13,443 to be paid in one initial payment and seven semiannual installments with the final installment payable on June 30, 2016. As of December 31, 2013, the Company had paid $2,367 and the remaining balance was $11,076.
Lodging: Compania Naviera Horamar S.A., a wholly owned subsidiary of Navios Logistics, obtains lodging services from Empresa Hotelera Argentina S.A./(NH Lancaster) an Argentinean corporation owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics' Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. The total annual expense payments were $19 for the year ended December 31, 2013 ($56 in 2012 and $58 in 2011) and amounts payable amounted to $5 as of December 31, 2013 and $30 as of December 31, 2012.
General & administrative expenses: On April 12, 2011, Navios Logistics entered into an administrative services agreement for a term of five years, with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2013 amounted to $740 ($600 in 2012 and $375 in 2011).
Voyage expenses: Navegacion Guarani S.A, a wholly owned subsidiary of Navios Logistics, obtains bunkers from Dieselcom Transportadora e Revendora de Dieselcombustivel S.A a Brazilian corporation, which is controlled by family members of the former noncontrolling shareholder of Hidronave South American Logistics S.A, Michel Chaim. Voyage expenses charged for the year ended December 31, 2013 amounted to $1,373 ($1,190 in 2012 and $653 in 2011).
On July 10 2013, the Company became the sole shareholder of Hidronave South American Logistics S.A by acquiring the remaining 49% noncontrolling interest for a total consideration of $750.
The Company believes that the transactions discussed above were made on terms no less favorable to the Company than would have been obtained from unaffiliated third parties.
Shareholders' Agreement
Pursuant to a shareholders' agreement (the “Shareholders' Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A.(“Grandall”) (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) has certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights.
Pursuant to an amendment dated June 17, 2010, when we become subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision, in connection with the effectiveness on February 17, 2012 of our registration statement filed in relation to our Senior Notes. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.
Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc.  a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders' agreement.
Employment Agreements
The Company has executed employment agreements with several of its key employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete. The employment agreements initially expired in December 31, 2009, but are being renewed automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives provided certain performance targets are achieved. Under the agreements, the Company accrued compensation totaling $900 for the year ended December 31, 2013 ($900 in 2012; $900 in 2011).